UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.
                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               --------------------------------
Address:       One Market Plaza
               --------------------------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
               --------------------------------

Form 13F File Number:  028-10673
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert Riemer
               ----------------------------------------------------
Title:         Chief Financial Officer and Chief Compliance Officer
               ----------------------------------------------------
Phone:         415.344.6213
               ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Robert Riemer     San Francisco, CA     August 14, 2012
----------------     -----------------     ---------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     28-
     --------------------     -------------------

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            --------
Form 13F Information Table Entry Total:     65
                                            --------
Form 13F Information Table Value Total:     $627,224
                                            --------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number     Name
     ------       --------------------     ---------------


                                                       ARTIS CAPITAL MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                          -------------------------
                                                            VALUE X  SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      ($1000)  PRN AMT    PRN CALL  DISCRETN  MGRS   SOLE       SHARED  NONE
--------------                  --------------   ---------  -------  ---------  --- ----  --------  -----  ---------  ------  ------
Acme Packet Inc                 COM              004764106   27,227   1,459,883 Sh        sole              1,459,883     0       0
American Apparel Inc            COM              023850100    1,529   1,783,352 Sh        sole              1,783,352     0       0
Amyris Inc                      COM              03236M101   13,378   3,019,793 Sh        sole              3,019,793     0       0
Applied Micro Circuits Corp     COM NEW          03822W406    3,560     622,459 Sh        sole                622,459     0       0
Autobytel Inc                   COM              05275N106      208     275,845 Sh        sole                275,845     0       0
Aviat Networks Inc              COM              05366Y102      176      63,000 Sh        sole                 63,000     0       0
Axcelis Technologies Inc        COM              054540109    1,372   1,143,107 Sh        sole              1,143,107     0       0
Bona Film Group Ltd             Sponsored ADS    09777B107    1,478     259,292 Sh        sole                259,292     0       0
Charles & Colvard Ltd           COM              159765106    9,163   2,430,389 Sh        sole              2,430,389     0       0
China Xiniya Fashion Ltd        SPONSORED ADR    16950W105      694     485,461 Sh        sole                485,461     0       0
Clear Channel Outdoor Holdings  CL A             18451C109    2,412     400,725 Sh        sole                400,725     0       0
Cogo Group Inc                  ORD SHS          G22538105      690     398,600 Sh        sole                398,600     0       0
Comverse Technology Inc         COM PAR $0.10    205862402   10,022   1,723,525 Sh        sole              1,723,525     0       0
dELiA*s Inc                     COM              246911101      101      64,935 Sh        sole                 64,935     0       0
DISH Network Corp               CL A             25470M109    2,665      93,340 Sh        sole                 93,340     0       0
eBay Inc                        COM              278642103   21,654     515,442 Sh        sole                515,442     0       0
EMC Corp/MA                     COM              268648102    5,298     206,712 Sh        sole                206,712     0       0
Emulex Corp                     COM NEW          292475209    2,641     366,764 Sh        sole                366,764     0       0
Entertainment Gaming Asia Inc   COM NEW          29383V206      611     212,262 Sh        sole                212,262     0       0
Federal Signal Corp             COM              313855108      135      23,173 Sh        sole                 23,173     0       0
Fusion-io Inc                   COM              36112J107   62,449   2,989,405 Sh        sole              2,989,405     0       0
Globalscape Inc                 COM              37940G109      449     255,432 Sh        sole                255,432     0       0
Graymark Healthcare Inc         COM PAR $.0001   389465303      127     334,055 Sh        sole                334,055     0       0
ID Systems Inc                  COM              449489103    3,425     782,792 Sh        sole                782,792     0       0
Imax Corp                       COM              45245E109   38,774   1,613,571 Sh        sole              1,613,571     0       0
Innovative Solutions & Support  COM              45769N105       44      13,200 Sh        sole                 13,200     0       0
Intersil Corp                   CL A             46069S109    7,128     669,319 Sh        sole                669,319     0       0
Jive Software Inc               COM              47760A108    1,813      86,393 Sh        sole                 86,393     0       0
KiOR Inc                        CL A             497217109  156,879  17,528,384 Sh        sole             17,528,384     0       0
Kopin Corp                      COM              500600101       73      21,300 Sh        sole                 21,300     0       0
K-Swiss Inc                     CL A             482686102      316     102,672 Sh        sole                102,672     0       0
Lacrosse Footwear Inc           COM              505688101    1,170     106,390 Sh        sole                106,390     0       0
Lattice Semiconductor Corp      COM              518415104    1,885     502,753 Sh        sole                502,753     0       0
LinkedIn Corp                   COM CL A         53578A108    4,780      44,978 Sh        sole                 44,978     0       0
Lions Gate Entertainment Corp   COM NEW          535919203    9,304     631,180 Sh        sole                631,180     0       0
McDermott Intentional Inc       COM              580037109    1,456     130,745 Sh        sole                130,745     0       0
Mindspeed Technologies Inc      COM NEW          602682205    1,217     494,757 Sh        sole                494,757     0       0
MoSys Inc                       COM              619718109    5,306   1,637,603 Sh        sole              1,637,603     0       0
NetSol Technologies Inc         COM NEW          64115A204       36      82,400 Sh        sole                 82,400     0       0
OCZ Technology Group Inc        COM              67086E303    3,098     585,659 Sh        sole                585,659     0       0
Official Payments Holdings Inc  COM              67623R106      355      91,114 Sh        sole                 91,114     0       0
OmniVision Technologies Inc     COM              682128103   53,383   4,001,722 Sh        sole              4,001,722     0       0
PLX Technology Inc              COM              693417107    4,121     649,030 Sh        sole                649,030     0       0
Powerwave Technologies Inc      COM NEW          739363307    4,478   6,176,253 Sh        sole              6,176,253     0       0
Quantum Corp                    COM DSSG         747906204    1,923     947,447 Sh        sole                947,447     0       0
Rentrak Corp                    COM              760174102      344      16,646 Sh        sole                 16,646     0       0
Research Frontiers Inc          COM              760911107       66      21,204 Sh        sole                 21,204     0       0
Rovi Corp                       COM              779376102   10,643     542,466 Sh        sole                542,466     0       0
Seachange International Inc     COM              811699107      157      19,100 Sh        sole                 19,100     0       0
Sonus Networks Inc              COM              835916107   39,342  18,341,345 Sh        sole             18,341,345     0       0
Soundbite Communications Inc    COM              836091108      126      47,025 Sh        sole                 47,025     0       0
Spartech Corp                   COM NEW          847220209      296      57,285 Sh        sole                 57,285     0       0
Splunk Inc                      COM              848637104    3,890     138,430 Sh        sole                138,430     0       0
STEC Inc                        COM              784774101   28,111   3,603,925 Sh        sole              3,603,925     0       0
Stereotaxis Inc                 COM              85916J102       17      80,000 Sh        sole                 80,000     0       0
Tandy Brands Accessories Inc    COM              875378101      260     180,494 Sh        sole                180,494     0       0
TIBCO Software Inc              COM              88632Q103   21,538     719,858 Sh        sole                719,858     0       0
Time Warner Inc                 COM NEW          887317303    4,632     120,301 Sh        sole                120,301     0       0
TiVo Inc                        COM              888706108   20,227   2,448,755 Sh        sole              2,448,755     0       0
TriQuint Semiconductor Inc      COM              89674K103   11,652   2,118,597 Sh        sole              2,118,597     0       0
Ultralife Corp                  COM              903899102    3,270     847,057 Sh        sole                847,057     0       0
UTStarcom Holdings Corp         USD ORD SHS      G9310A106    7,731   6,496,653 Sh        sole              6,496,653     0       0
Vitesse Semiconductor Corp      COM NEW          928497304      391     147,473 Sh        sole                147,473     0       0
VMware Inc                      CL A COM         928563402    4,411      48,446 Sh        sole                 48,446     0       0
Zhone Technologies Inc          COM NEW          98950P884    1,117   1,704,798 Sh        sole              1,704,798     0       0